PARENT COMPANY DISCLOSURES (Details) - Company Balance Sheet - Parent Company [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets:
Investment in subsidiaries	£ 46,725
Loans to subsidiaries	24,211
Deferred tax assets	9
	70,945
Current assets:
Derivative financial instruments	256
Financial assets at fair value through profit or loss	588
Other assets	955
Amounts due from subsidiaries	27
Cash and cash equivalents	57	£ 272	£ 42	£ 24
Current tax recoverable	76
	1,959
Total assets	72,904
Capital and reserves:
Share capital	7,116
Share premium account	17,719
Merger reserve	7,423
Capital redemption reserve	4,273
Retained profits	2,103
Shareholders’ equity	38,634
Other equity instruments	6,491
Total equity	45,125	43,222	£ 43,245	£ 42,446
Non-current liabilities:
Debt securities in issue	20,394
Subordinated liabilities	6,043
	26,437
Current liabilities:
Derivative financial instruments	209
Other liabilities	1,133
	1,342
Total liabilities	27,779
Total equity and liabilities	£ 72,904
Previously stated [member]
Non-current assets:
Investment in subsidiaries		44,863
Loans to subsidiaries		14,379
Deferred tax assets		22
		59,264
Current assets:
Derivative financial instruments		265
Other assets		961
Amounts due from subsidiaries		47
Cash and cash equivalents		272
Current tax recoverable		724
		2,269
Total assets		61,533
Capital and reserves:
Share capital		7,197
Share premium account		17,634
Merger reserve		7,423
Capital redemption reserve		4,115
Retained profits		1,500
Shareholders’ equity		37,869
Other equity instruments		5,355
Total equity		43,224
Non-current liabilities:
Debt securities in issue		10,886
Subordinated liabilities		3,993
		14,879
Current liabilities:
Derivative financial instruments		327
Other liabilities		3,103
		3,430
Total liabilities		18,309
Total equity and liabilities		£ 61,533